Note 27 - Concentration of Credit Risk	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
27—
CONCENTRATION OF CREDIT RISK

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts and notes receivable from customers, primarily located in France, Japan and the United States. The Company maintains cash deposits with major banks. Management periodically assesses the financial condition of these institutions and believes that credit risk is limited.

The Company has implemented procedures to monitor the creditworthiness of its customers. The Company obtains bank guarantees for first
time or infrequent customers, and in certain cases obtains insurance against the risk of a payment default by the customer. The Company reviewed individual customer balances considering current and historical loss experience and general economic conditions in determining the allowance for doubtful accounts receivable of
€1.5
million and
€1.4
million, for the years ended
December 31, 2019
and
2018,
respectively.

Actual losses
may
vary from the current estimates, and any adjustments are reported in earnings in the periods in which they become known.

In
2019,
2018
and
2017,
the Company did
not
generate more than
10%
revenue with a single customer.